Lease payable	12 Months Ended
Dec. 31, 2020
Lease payable
Lease payable

15. Lease payable

	Rate	12/31/2020	12/31/2019

Lease of property	10.27%	89,708	76,995
Equipment rental	10.27%	2,535	4,975
Lease of cloud	8.73%	13,936	44,112
		106,179	126,082

Current liabilities		29,382	47,478
Non-current liabilities		76,797	78,604

Changes in lease liabilities payable are:

				Total liabilities from
	Lease of property	Equipment rental	Lease of cloud	financing activities
Balance on January 1, 2019	90,924	872	—	91,796
Additions	14,913	4,784	46,457	66,154
Write-offs	(22,649)	(32)	(199)	(22,880)
Payments	(14,445)	(618)	(3,782)	(18,845)
Interest restatement	8,304	(31)	1,335	9,608
Exchance variation	(52)	—	301	249
Balance at 12/31/2019	76,995	4,975	44,112	126,082
Additions	21,068	—	4,568	25,636
Write-offs	(404)	—	—	(404)
Payments	(16,032)	(2,742)	(38,477)	(57,251)
Interest restatement	7,467	302	1,686	9,455
Exchance variation	614	—	2,047	2,661
Balance at 12/31/2020	89,708	2,535	13,936	106,179

As at December 31, 2020, leases have average payment term of 3.5 years (December 31, 2019 - 5.4 years).

The amount classified in non-current liabilities will be paid as follows:

Period	12/31/2020	12/31/2019

2021	—	26,487
2022	20,878	16,398
2023	20,878	16,398
2024	12,539	8,777
2025	11,734	8,777
2026	11,734	8,777
2027	11,734	8,777
2028	11,734	8,777
2029	737	687
Lease payment	101,968	103,855
Financial charges	(25,171)	(25,251)
Present value of lease payments	76,797	78,604